FEDERATED HIGH INCOME BOND FUND, INC.

SUPPLEMENT TO PROSPECTUS DATED MAY 31, 1999

I. At a special meeting of shareholders to be held on November 18, 1999, shareholders of the above-named Fund will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after December 1, 1999. Shareholders will be notified if any of these changes are not approved at the special meeting or any adjournment thereof. Please keep this supplement for your records.

     Shareholders will be asked to consider the following proposals:

     (1)  To elect six Directors.

     (2)  To make changes to the Fund's fundamental investment policies:

          (a) To amend the Fund's fundamental investment policy regarding diversification to read as follows:

                    "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

          (b) To amend the Fund's fundamental investment policy regarding borrowing money and issuing senior securities to read as follows:

                    "The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

          (c) To amend the Fund's fundamental investment policy regarding investments in real estate to read as follows:

                      "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

          (d) To amend the Fund's fundamental investment policy regarding investments in commodities to read as follows:

                    "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities."

          (e) To amend the Fund's fundamental investment policy regarding underwriting securities to read as follows:

                      "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

          (f) To amend the Fund's fundamental investment policy regarding lending by the Fund to read as follows:

                      "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

          (g) To amend the Fund's fundamental investment policy regarding concentration of the Fund's investments in the securities of companies in the same industry to read as follows:

                      "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

          (h) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding buying securities on margin to read as follows:

                      "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities."

          (i) To amend, and to make non-fundamental, the Fund's fundamental investment policy regarding investing in securities of other investment companies to read as follows:

                      "The Fund may invest its assets in securities of other investment companies, including securities of affiliated investment companies, as an efficient means of carrying out its investment policies and managing its uninvested cash."

          (j)  To  make   non-fundamental   the  Fund's  following   fundamental
               investment policies relating to investing in fixed-income and corporate debt securities:

                      "The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of professionally managed fixed-income securities. Some of these fixed-income securities may involve equity features. Capital growth will be considered but only when consistent with the investment objective of high current income.

                      Fixed-income securities include preferred stocks and all types of debt obligations, such as bonds, debentures, convertible securities, notes, equipment lease certificates, equipment trust certificates, conditional sales contracts, certificates of deposit, commercial paper and obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities (including obligations secured by such instruments such as repurchase agreements).

                      Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer or participations based on revenues, sales or profits or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit)."

          (k)  To  make   non-fundamental   the  Fund's  following   fundamental
               investment policy relating to investing in equity securities:

                    "Under  normal  circumstances  less than 10% of the value of
                    the  Fund's   total   assets  will  be  invested  in  equity
                    securities including common stocks, warrants or rights."

          (l) To amend, and to make non-fundamental, the Fund's fundamental investment policy relating to temporary investments to read as follows:

                      "The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations."

     (3)  To eliminate certain of the Fund's fundamental investment policies:

          (a) To remove the Fund's fundamental investment policy regarding selling securities short;

          (b) To remove the Fund's fundamental investment policy regarding investing in oil, gas and minerals;

          (c) To remove the Fund's fundamental investment policy regarding investing in securities of new issuers;

          (d) To remove the Fund's fundamental investment policy regarding investing in issuers whose securities are owned by officers and Directors;

          (e) To remove the Fund's fundamental investment policy regarding investing for the purpose of exercising control;

          (f) To remove the Fund's fundamental investment policy regarding dealing in puts and calls;

          (g) To remove the Fund's fundamental investment policy regarding investing in foreign securities; and

          (h) To remove the Fund's fundamental investment policy relating to short-term trading and portfolio turnover.

     (4) To approve an amendment to and a restatement of the Fund's Articles of Incorporation to permit the Board of Directors to liquidate assets of the Fund or a class without seeking shareholder approval to the extent permitted under Maryland law.

        II. The following actions have been taken by the Board of Directors with regard to certain non-fundamental investment policies and limitations of the
Fund:

     (1) Approved revisions to the Fund's non-fundamental investment limitation regarding investing in illiquid securities to read as follows:

                  "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets."

     (2)  Approved the elimination of the following undertakings for the Fund:

               "The Fund has no present intent to make loans, borrow money, or sell securities short in excess of 5% of the value of its net assets during the current fiscal year."

          (3) Approved the adoption of the following non-fundamental investment limitations pertaining to concentration by the Fund:

                  "(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign banks from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

          (4)  Approved the addition of the following non-fundamental investment
               limitation   for  the  Fund   when   applying   its   commodities
               restriction:

                  "As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

                                                              September 24, 1999

Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA  15222-3779

Cusip 314195108
Cusip 314195207
Cusip 314195306